OIL AND GAS PROPERTIES & OIL AND GAS PROPERTY ACQUISITIONS AND DIVESTITURES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Schedule of Capitalized Costs of Unproved Properties Excluded from Amortization

	March 31,	December 31,
	2017	2016
	(In thousands)
Unproved unevaluated acreage:
Beginning Balance	$24,461	$-
Lease purchases	2,715	546
Assets acquired	-	23,915
Total unproved acreage	$27,176	$24,461

Wells in progress:
Beginning Balance	$7,453	$-
Additions	2,834	7,453
Reclassification to evaluated properties	(7,410)	-
Total wells in progress and not subject to DD&A	$2,877	$7,453

	December 31,
	2016	2015
	(In thousands)
Undeveloped unevaluated acreage
Beginning Balance	$-	$2,886
Lease purchases	546	-
Assets conveyed	23,915	-
Transfer and other reclassification to evaluated properties	-	(2,886)
Total undeveloped acreage	$24,461	$-

Wells in progress:
Beginning Balance	$-	$6,042
Additions	7,453	-
Disposition of wells in progress for elimination of accrued expenses for drilling	-	(5,198)
Reclassification to evaluated properties	-	(844)
Total wells in progress and not subject to DD&A	$7,453	$-